Structured entities - Covered bond programme (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of information about consolidated structured entities [line items]
Fair value pledged mortgage loans	€ 55,524	€ 57,096
Dutch Covered Bond programmes
Disclosure of information about consolidated structured entities [line items]
Fair value pledged mortgage loans	27,172	27,148
Diba Mortgage Pfandbriefe
Disclosure of information about consolidated structured entities [line items]
Fair value pledged mortgage loans	15,050	18,276
ING Belgium Residential Pandbrieven Programme
Disclosure of information about consolidated structured entities [line items]
Fair value pledged mortgage loans	9,024	7,347
IBAL Covered Bond
Disclosure of information about consolidated structured entities [line items]
Fair value pledged mortgage loans	3,676	3,781
ING Bank Hipoteczny CBP
Disclosure of information about consolidated structured entities [line items]
Fair value pledged mortgage loans	€ 602	€ 544